Schedule of Investments (unaudited) April 30, 2021	iShares® Core Conservative Allocation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Equity — 16.8%
iShares Core S&P 500 ETF(a)	323,489	$135,503,072
iShares Core S&P Mid-Cap ETF(a)	33,212	9,025,693
iShares Core S&P Small-Cap ETF(a)	36,985	4,088,322

		148,617,087

Domestic Fixed Income — 59.6%
iShares Core Total USD Bond Market ETF(a)	9,907,534	525,891,905

International Equity — 13.1%
iShares Core MSCI Emerging Markets ETF(a)	461,905	30,240,920
iShares Core MSCI International Developed Markets ETF(a)	1,285,144	85,513,482

		115,754,402

International Fixed Income — 10.5%
iShares Core International Aggregate Bond ETF(a)	1,690,215	92,691,391

Total Investment Companies — 100.0% (Cost: $828,129,573)		882,954,785

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(b)	1,821,000	$1,821,000

Total Short-Term Investments — 0.2% (Cost: $1,821,000)		1,821,000

Total Investments in Securities — 100.2% (Cost: $829,950,573)		884,775,785

Other Assets, Less Liabilities — (0.2)%		(1,523,771)

Net Assets — 100.0%		$883,252,014

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$4,649,977	$—	$(4,649,292	)(b)	$(1,011)	$326	$—	—	$30,741	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,221,000	—	(3,400,000	)(b)	—	—	1,821,000	1,821,000	1,253		—
iShares Core MSCI Emerging Markets ETF	26,231,294	13,410,030	(16,186,282)		2,846,155	3,939,723	30,240,920	461,905	368,599		—
iShares Core MSCI International Developed Markets ETF	77,569,346	38,396,787	(50,066,968)		4,425,023	15,189,294	85,513,482	1,285,144	955,704		—
iShares Core S&P 500 ETF	115,179,885	58,162,744	(69,939,514)		17,537,826	14,562,131	135,503,072	323,489	1,639,409		—
iShares Core S&P Mid-Cap ETF	5,286,362	5,649,718	(4,934,348)		1,017,647	2,006,314	9,025,693	33,212	84,262		—
iShares Core S&P Small-Cap ETF	1,139,360	3,484,508	(1,936,865)		206,513	1,194,806	4,088,322	36,985	33,394		—
iShares Core Total USD Bond Market ETF	398,506,076	233,677,773	(89,620,656)		4,569,064	(21,240,352)	525,891,905	9,907,534	8,312,525		—
iShares International Aggregate Bond ETF	69,393,405	40,694,836	(15,813,070)		968,902	(2,552,682)	92,691,391	1,690,215	473,316		—

					$31,570,119	$13,099,560	$884,775,785		$11,899,203		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

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Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Conservative Allocation ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$882,954,785	$—	$—	$882,954,785
Money Market Funds	1,821,000	—	—	1,821,000

	$884,775,785	$—	$—	$884,775,785

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